Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

We calculate our quarterly tax provision pursuant to the guidelines in ASC 740 Income Taxes. ASC 740 requires companies to estimate the annual effective tax rate for current year ordinary income. In calculating the effective tax rate, permanent differences between financial reporting and taxable income are factored into the calculation, and temporary differences are not. The estimated annual effective tax rate represents the Company’s estimate of the tax provision in relation to the best estimate of pre-tax ordinary income or loss. The estimated annual effective tax rate is then applied to year-to-date ordinary income or loss to calculate the year-to-date interim tax provision.

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, we recorded a full valuation allowance against the federal and state deferred tax assets for the nine months ended September 30, 2021 and the year ending December 31, 2020.

We recorded zero income tax expense (benefit) for the nine months ended September 30, 2021 and 2020, as there was a full valuation allowance on the deferred tax assets.

As of December 31, 2020, we had estimated federal NOL carryforwards of approximately $26.0 million, which begin to expire in 2033. As of December 31, 2020, we had estimated state NOL carryforwards of approximately $1.9 million, which begin to expire in 2033. Our ability to utilize our estimated NOLs and research tax credit carryforwards are subject to, among other things, our ability to generate future taxable income and an annual limitation based on changes in ownership, as defined by Section 382 and 383 of the Internal Revenue Code of 1986, as amended.

As of September 30, 2021, and December 31, 2020, we had unrecognized tax benefits for uncertain tax positions of $56 thousand. We do not anticipate that total unrecognized tax benefits will significantly change due to any settlements of audits or expirations of statutes of limitations over the next 12 months. The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate as of September 30, 2021, and December 31, 2020 is zero, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.

9.    Income Taxes

The CARES Act provided fast and direct economic assistance for American workers, families, small businesses, and industries. The CARES Act implemented a variety of programs to address issues related to the onset of the COVID-19 pandemic. The CARES Act was passed by Congress on March 25, 2020 and signed into law on March 27, 2020.

Of the CARES Act provisions, the most material income tax considerations to the Company are related to the amounts received under the PPP loans. The PPP loan was repaid in full on March 11, 2021, therefore, there are no tax considerations related to the principal amount received.

We believe that the remainder of the corporate income tax provisions of the CARES Act should not have a material impact on the Company after December 31, 2020. Due to the Company’s history of losses, there is no potential for the carryback of net operating losses (“NOL”). The temporary removal of the 80% income limitation on NOL usage has no impact as the Company has substantial NOLs generated in years prior to the enactment of the TCJA not subject to this 80% limitation. The Company also does not have any interest expense disallowed under Sec. 163(j) after consideration of the PPP loan adjustments discussed previously that would be impacted by the CARES Act.

The components of pre-tax income are as follows:

	Year Ended December 31,
	2020	2019
United States	$7,437,340	$7,329,896
Total loss before tax	$7,437,340	$7,329,896

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate:

	Year Ended December 31,
	2020	2019
U.S. federal statutory income tax rate	21.0%	21.0%
State and local income taxes, net of federal benefit	1.0%	0.9%
Non-Deductible Expenses	(0.5%)	(0.7%)
Valuation Allowance	(23.8%)	(21.3%)
Other	2.3%	0.1%
Total Deferred Tax Assets:	0.0%	0.0%

Significant components of the Company’s deferred tax assets are as follows:

	Year Ended December 31,
Deferred tax assets:	2020	2019
Net operating loss carryforwards	$5,605,200	$4,060,346
Accruals and Reserves	1,959	1,527
Stock Compensation	158,010	59,641
Operating Lease Liability	171,274	31,630
Other	603,678	462,195
Gross deferred tax assets	6,540,121	4,615,339
Less: Valuation Allowance	(6,257,691)	(4,487,748)
Net Deferred tax assets	282,430	127,591
Deferred tax liabilities:
Depreciation and Amortization	(111,156)	(95,961)
Right of Use Asset	(171,274)	(31,630)
Total Deferred Tax Assets:	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, projections of future taxable income and availability of taxable income in any carryback periods, the Company recorded a full valuation allowance against the Federal and state deferred tax assets of $6.3 million.

As of December 31, 2020, the Company has federal NOLs of $26.2 million and state NOLs of $2.3 million which will begin to expire starting in 2033. Of the aforementioned amounts, the amount of the Company’s federal NOL carryforwards subject to Section 382 of the federal tax code are $0.2 million and its California NOLs subject to a Section 382 limitation are $0.4 million. As of December 31, 2019, the Company has federal NOLs of $19.1 million and state NOLs of $1.5 million which will begin to expire starting in 2033. Of the aforementioned amounts, the amount of the Company’s federal NOLs subject to a Section 382 limitation are $0.2 million and its California NOLs subject to a 382 limitation are $0.4 million.

As of December 31, 2020, the Company had federal and state research tax credit carryforwards of $56.6 thousand.

As of December 31, 2020 and 2019, the Company recorded $56.6 thousand and $56.6 thousand, respectively, of unrecognized tax benefits. The Company’s policy is to recognize interest and penalties related to uncertain tax positions, if any, in the income tax provision. During the years ended December 31, 2020 and 2019, the Company recognized no interest and penalties related to uncertain tax positions.

The following table summarizes the activity related to the Company’s unrecognized tax benefits during the year ended December 31, 2019 and 2020:

Balance as of December 31, 2018	$—
Increases related to prior year tax positions	56,604
Decreases related to prior year tax positions	—
Balance as of December 31, 2019	$56,604
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	—
Balance as of December 31, 2020	$56,604

The total amount of unrecognized tax benefits that, if recognized, would not affect the effective tax rate as of December 31, 2019 and December 31, 2020, due to the valuation allowance that would otherwise be recorded on the deferred tax asset associated with the recognized position.

The tax years ended December 31, 2017 through December 31, 2020 remain open to examination by the Internal Revenue Service and December 31, 2016 through December 31, 2020 remain open to examination by California Franchise Tax Board. In addition, the utilization of net loss carryforwards are subject to Federal and State review for the periods in which those net losses were incurred. The Company is not currently under audit by any taxing jurisdictions.